Carrying And Estimated Fair Value Of Other Financial Instruments (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Carrying Amounts and Fair Values of Financial Instruments or Liabilities [Line Items]
Equity component of Convertible Notes	$ 18,019